Accounts Receivable (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 96,182	605,364	299,123
Allowance for doubtful accounts	(922)	(5,806)	(2,223)
Accounts receivable, net	$ 95,260	599,558	296,900